Summary of Employee Benefit Plans Expenses (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of defined benefit plans [line items]
Total	$ 145	$ 127	$ 483	$ 432
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	104	130	312	391
Net interest cost (income) on net defined benefit liability (asset)	(6)	6	(18)	18
Defined benefit administrative expenses	2	3	7	8
Total	100	139	301	417
Principal post retirement benefit plan [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	2	2	6	7
Net interest cost (income) on net defined benefit liability (asset)	3	3	10	8
Total	5	5	16	15
Other pension and post retirement benefit plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	1	2	4	6
Net interest cost (income) on net defined benefit liability (asset)	5	4	15	14
Past service cost (credit)				1
Defined benefit administrative expenses	1	1	3	3
Total	$ 7	$ 7	$ 22	$ 24